DEBT AND CREDIT FACILITY - Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Mar. 19, 2019
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 390,670	$ 284,049
Convertible Note
Disclosure of detailed information about borrowings [line items]
Carrying amount	177,582	284,049
2013 Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount	0	114,280
2019 Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount	177,582	169,769	$ 230,000
Term loan
Disclosure of detailed information about borrowings [line items]
Carrying amount	210,000	0
Other
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 3,088	$ 0